Commitments and Contingencies - Summary of Condensed Consolidated Statements of Income Information for MFC and MFLP (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 78,908	$ 79,570
Net income (loss) attributed to shareholders	5,871	5,602
MFC [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	547	371
Net income (loss) attributed to shareholders	5,871	5,602
MLI consolidated [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	78,929	79,711
Net income (loss) attributed to shareholders	6,179	5,963
Other subsidiaries of MFC on a combined basis [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	520	417
Net income (loss) attributed to shareholders	(500)	(401)
Consolidating adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	(1,088)	(929)
Net income (loss) attributed to shareholders	(5,679)	(5,562)
Manulife Finance (Delaware), L.P.[Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	32	32
Net income (loss) attributed to shareholders	$ (1)	$ (1)